Financial risks (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Purchase price, acquisition of assets	$ 625,000,000	$ 500.6
Foreign exchange forward contract	204,000,000
Cash transferred	648,385,000
Cash and cash equivalents	$ 333,705,000		$ 499,249,000		$ 258,509,000
Currency risk [Member]
Statement [Line Items]
Sensitivity analysis, variance, percentage	5.00%	5.00%
Effect of variance on net earnings	$ 5,354,000		8,881,000
Interest rate risk [Member]
Statement [Line Items]
Sensitivity analysis, variance, percentage	0.50%	0.50%
Effect of variance on net earnings	$ 54,000		$ 26,000
Interest rate risk [Member] | Financial liabilities [Member]
Statement [Line Items]
Sensitivity analysis, variance, percentage	0.50%	0.50%
Effect of variance on net earnings	$ 0
Foreign exchange risk [Member]
Statement [Line Items]
Purchase price, acquisition of assets	500,600,000
Foreign exchange forward contract	$ 204,000,000
Weighted average rate	1.3480			1.3480
Balance owing, foreign exchange forward contract	$ 296,600,000
Cash and cash equivalents				$ 43.5
Increase [Member] | Market risk [Member]
Statement [Line Items]
Sensitivity analysis, variance, percentage	10.00%	10.00%	10.00%
Effect of variance increase decrease on net earnings	$ 1,297,000		$ 1,944,000
Effect of variance increase decrease on other comprehensive income	9,252,000		$ 9,727,000
Increase [Member] | Interest rate risk [Member] | Financial liabilities [Member]
Statement [Line Items]
Effect of variance on net earnings	$ 312,000
Decrease [Member] | Market risk [Member]
Statement [Line Items]
Sensitivity analysis, variance, percentage	10.00%	10.00%	10.00%
Effect of variance increase decrease on net earnings	$ 1,218,000		$ 1,825,000
Effect of variance increase decrease on other comprehensive income	9,252,000		$ 9,727,000
Decrease [Member] | Interest rate risk [Member] | Financial liabilities [Member]
Statement [Line Items]
Effect of variance on net earnings	$ 312,000